Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	December 31, 2024	December 31, 2023	December 31, 2022
Year-end spot rate	US$1= RMB 7.2993	US$1= RMB 7.0999	US$1= RMB 6.9646
Average rate	US$1= RMB 7.1957	US$1= RMB 7.0809	US$1= RMB 6.7261

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Depreciation of plant, property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Building	22 to 30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term